Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Balance	$ 1,360,224
Balance	961,201	$ 1,360,224
General installations [Member]
Schedule of Property and Equipment [Line Items]
Balance	873,406
Balance	566,344	873,406
Office and Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Balance	212,159
Balance	208,391	212,159
Furniture & fixtures [Member]
Schedule of Property and Equipment [Line Items]
Balance	274,659
Balance	186,466	274,659
Cost [Member]
Schedule of Property and Equipment [Line Items]
Balance	3,249,151	3,203,395
Additions	101,681	45,756
Balance		3,249,151
Cost [Member] | General installations [Member]
Schedule of Property and Equipment [Line Items]
Balance	2,118,816	2,118,816
Additions
Balance		2,118,816
Cost [Member] | Office and Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Balance	593,340	547,584
Additions	89,992	45,756
Balance		593,340
Cost [Member] | Furniture & fixtures [Member]
Schedule of Property and Equipment [Line Items]
Balance	536,995	536,995
Additions	11,689
Balance		536,995
Cost [Member] | Cost [Member]
Schedule of Property and Equipment [Line Items]
Balance	3,350,832
Cost [Member] | Cost [Member] | General installations [Member]
Schedule of Property and Equipment [Line Items]
Balance	2,118,816
Cost [Member] | Cost [Member] | Office and Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Balance	683,332
Cost [Member] | Cost [Member] | Furniture & fixtures [Member]
Schedule of Property and Equipment [Line Items]
Balance	548,684
Depreciation [Member]
Schedule of Property and Equipment [Line Items]
Balance	1,888,927	1,390,657
Charge for the year (note 8)	500,704	498,270
Balance	2,389,631	1,888,927
Depreciation [Member] | General installations [Member]
Schedule of Property and Equipment [Line Items]
Balance	1,245,410	939,195
Charge for the year (note 8)	307,062	306,215
Balance	1,552,472	1,245,410
Depreciation [Member] | Office and Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Balance	381,181	289,399
Charge for the year (note 8)	93,760	91,782
Balance	474,941	381,181
Depreciation [Member] | Furniture & fixtures [Member]
Schedule of Property and Equipment [Line Items]
Balance	262,336	162,063
Charge for the year (note 8)	99,882	100,273
Balance	$ 362,218	$ 262,336